                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]; Amendment Number:_________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. Denis J. Villere & Co., LLC
Address:   601 Poydras Street, Suite 1808
           New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George V. Young
Title:  LLC Member
Phone:  (504) 525-0808

Signature, Place, and Date of Signing:

/s/ George V. Young             New Orleans, LA               11/3/2011
-------------------             ---------------            -------------
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      13F File Number     Name

      28-___________      ___________________________
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                                -----------
Form 13F Information Table Entry Total:                  57
                                                -----------
Form 13F Information Table Value Total:         $   995,003
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       13F File Number      Name

____      28-___________       ____________________
[Repeat as necessary.]

                          St. Denis J.Villere Co., LLC
                                   13F Report
                               September 30,2011

         COLUMN 1              COLUMN 2      COLUMN 3        COLUMN 4           COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  -------------  ----------  -------------------   -----------  ----------  --------   -----------------
                                                                                                                       Voting
                                                                                                                      Authority
                                                                                                                  -----------------
                               TITLE OF                   VALUE    SHRS OR    SH/    PUT/  INVESTMENT   OTHER
      NAME OF ISSUER             CLASS        CUSIP     (X 1,000)  PRN AMT    PRN    CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
---------------------------  -------------  ----------  --------  ---------- -----  -----  ----------  -------  ---- --------- -----
LUMINEX CORP DEL             COM            55027E 10 2   85,526  3,857,729   Sh              OTHER                  3,857,729
3-D SYS CORP DEL             COM NEW        88554D 20 5   67,029  4,791,180   Sh              OTHER                  4,791,180
VISA INC                     COM CL A       92826C 83 9   61,170    713,600   Sh              OTHER                    713,600
POOL CORPORATION             COM            73278L 10 5   56,654  2,164,036   Sh              OTHER                  2,164,036
O REILLY AUTOMOTIVE INC NEW  COM            67103H 10 7   50,435    756,946   Sh              OTHER                    756,946
NORTHERN OIL & GAS INC NEV   COM            665531 10 9   47,958  2,473,350   Sh              OTHER                  2,473,350
BE AEROSPACE INC             COM            073302 10 1   47,725  1,441,400   Sh              OTHER                  1,441,400
ABBOTT LABS                  COM            002824 10 0   46,933    917,733   Sh              OTHER                    917,733
EPIQ SYS INC                 COM            26882D 10 9   45,119  3,600,844   Sh              OTHER                  3,600,844
JOS A BANK CLOTHIERS INC     COM            480838 10 1   40,295    864,150   Sh              OTHER                    864,150
APPLE INC                    COM            037833 10 0   38,351    100,575   Sh              OTHER                    100,575
CONSTANT CONTACT INC         COM            210313 10 2   37,886  2,191,200   Sh              OTHER                  2,191,200
FEDEX CORP                   COM            31428X 10 6   35,532    524,995   Sh              OTHER                    524,995
EURONET WORLDWIDE INC        COM            298736 10 9   35,297  2,242,532   Sh              OTHER                  2,242,532
VARIAN MED SYS INC           COM            92220P 10 5   34,484    661,125   Sh              OTHER                    661,125
IBERIABANK CORP              COM            450828 10 8   33,106    703,480   Sh              OTHER                    703,480
SANDRIDGE ENERGY INC         COM            80007P 30 7   31,437  5,654,100   Sh              OTHER                  5,654,100
NIC INC                      COM            62914B 10 0   29,855  2,607,450   Sh              OTHER                  2,607,450
CULLEN FROST BANKERS INC     COM            229899 10 9   24,665    537,825   Sh              OTHER                    537,825
MCDONALDS CORP               COM            580135 10 1   16,496    187,835   Sh              OTHER                    187,835
ION GEOPHYSICAL CORP         COM            462044 10 8   15,832  3,347,150   Sh              OTHER                  3,347,150
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2   15,606     20,400   Sh              OTHER                     20,400
SCHLUMBERGER LTD             COM            806857 10 8   13,860    232,040   Sh              OTHER                    232,040
SUPERIOR ENERGY SVCS INC     COM            868157 10 8   13,274    505,850   Sh              OTHER                    505,850
FLOWERS FOODS INC            COM            343498 10 1   12,503    642,500   Sh              OTHER                    642,500
SMUCKER J M CO               COM NEW        832696 40 5    8,885    121,900   Sh              OTHER                    121,900
SOUTHWESTERN ENERGY CO       COM            845467 10 9    5,334    160,050   Sh              OTHER                    160,050
JOHNSON & JOHNSON            COM            478160 10 4    3,963     62,230   Sh              OTHER                     62,230
VERIZON COMMUNICATIONS INC   COM            92343V 10 4    3,898    105,912   Sh              OTHER                    105,912
COCA COLA CO                 COM            191216 10 0    3,524     52,163   Sh              OTHER                     52,163
EXXON MOBIL CORP             COM            30231G 10 2    3,481     47,922   Sh              OTHER                     47,922
JPMORGAN CHASE & CO          COM            46625H 10 0    3,465    115,053   Sh              OTHER                    115,053
WESTAR ENERGY INC            COM            95709T 10 0    3,428    129,750   Sh              OTHER                    129,750
GOLDMAN SACHS GROUP INC      COM            38141G 10 4    3,016     31,900   Sh              OTHER                     31,900
CHEVRON CORP NEW             COM            166764 10 0    2,496     26,957   Sh              OTHER                     26,957
TRIANGLE PETE CORP           COM NEW        89600B 20 1    2,067    575,900   Sh              OTHER                    575,900
MICROSOFT CORP               COM            594918 10 4    1,854     74,490   Sh              OTHER                     74,490
GENERAL MLS INC              COM            370334 10 4    1,528     39,700   Sh              OTHER                     39,700

                          St. Denis J.Villere Co., LLC
                                   13F Report
                               September 30,2011

         COLUMN 1              COLUMN 2      COLUMN 3        COLUMN 4           COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  -------------  ----------  -------------------   -----------  ----------  --------   -----------------
                                                                                                                       Voting
                                                                                                                      Authority
                                                                                                                  -----------------
                               TITLE OF                   VALUE    SHRS OR    SH/    PUT/  INVESTMENT   OTHER
      NAME OF ISSUER             CLASS        CUSIP     (X 1,000)  PRN AMT    PRN    CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
---------------------------  -------------  ----------  --------  ---------- -----  -----  ----------  -------  ---- --------  -----
AT&T INC                     COM           00206R 10 2    1,447       50,736  Sh              OTHER                    50,736
PROCTER & GAMBLE CO          COM           742718 10 9    1,241       19,650  Sh              OTHER                    19,650
CLECO CORP NEW               COM           12561W 10 5    1,040       30,450  Sh              OTHER                    30,450
BASIC ENERGY SVCS INC NEW    COM           06985P 10 0      967       68,300  Sh              OTHER                    68,300
COLGATE PALMOLIVE CO         COM           194162 10 3      908       10,244  Sh              OTHER                    10,244
RAYTHEON CO                  COM NEW       755111 50 7      801       19,600  Sh              OTHER                    19,600
NORFOLK SOUTHERN CORP        COM           655844 10 8      637       10,444  Sh              OTHER                    10,444
SOUTHERN CO                  COM           842587 10 7      593       14,000  Sh              OTHER                    14,000
INTERNATIONAL BUSINESS MACHS COM           459200 10 1      534        3,055  Sh              OTHER                     3,055
HEWLETT PACKARD CO           COM           428236 10 3      440       19,590  Sh              OTHER                    19,590
CATERPILLAR INC DEL          COM           149123 10 1      410        5,550  Sh              OTHER                     5,550
AFLAC INC                    COM           001055 10 2      316        9,050  Sh              OTHER                     9,050
ROYAL DUTCH SHELL PLC        SPONS ADR A   780259 20 6      299        4,864  Sh              OTHER                     4,864
3M CO                        COM           88579Y 10 1      287        4,000  Sh              OTHER                     4,000
ALLSTATE CORP                COM           020002 10 1      284       12,000  Sh              OTHER                    12,000
TRAVELERS COMPANIES INC      COM           89417E 10 9      259        5,100  Sh              OTHER                     5,100
CARTER INC                   COM           146229 10 9      211        6,900  Sh              OTHER                     6,900
STONE ENERGY CORP            COM           861642 10 6      195       12,000  Sh              OTHER                    12,000
GOLD RESOURCE CORP           COM           38068T 10 5      167       10,000  Sh              OTHER                    10,000
                                                        995,003